Fair Value Level 4 (Details) - Fair Value of Debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 3,774	$ 3,495
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	3,820	3,410
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	10	11
Total Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 3,830	$ 3,421